Provisions - Schedule (Details) - EUR (€) € in Millions	3 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Disclosure of other provisions [line items]
Other provisions at beginning of period	€ 36.5
Additional provision in the period	1.4
Release of provision	(1.4)
Utilization of provision	(3.7)
Foreign exchange	0.1
Other provisions at end of period	32.9
Current	31.5	€ 35.1
Non-current	1.4	1.4
Provisions	32.9	€ 36.5
Restructuring
Disclosure of other provisions [line items]
Other provisions at beginning of period	12.7
Additional provision in the period	0.6
Release of provision	(0.5)
Utilization of provision	(3.6)
Foreign exchange	(0.1)
Other provisions at end of period	9.1
Provisions related to other taxes
Disclosure of other provisions [line items]
Other provisions at beginning of period	7.6
Additional provision in the period	0.0
Release of provision	(0.2)
Utilization of provision	0.0
Foreign exchange	0.0
Other provisions at end of period	7.4
Other
Disclosure of other provisions [line items]
Other provisions at beginning of period	16.2
Additional provision in the period	0.8
Release of provision	(0.7)
Utilization of provision	(0.1)
Foreign exchange	0.2
Other provisions at end of period	€ 16.4